SCHEDULE OF PREPAIDS AND DEPOSITS (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Current prepayments and current accrued income other than current contract assets [abstract]
Prepaid exploration and evaluation expenditures	$ 1,197,155	$ 966,833
Prepaid consulting fees	192,473
Other prepaid expenses	58,006	68,606
Prepaids and deposits	$ 1,447,634	$ 1,035,439